CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENTHETICALS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,962,449	61,962,449	61,367,337	61,367,337
Common stock, shares outstanding (in shares)	61,962,449	61,962,449	61,367,337	61,367,337
Parent Company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	61,962,449	61,962,449	61,367,337	61,367,337
Common stock, shares outstanding (in shares)	61,962,449	61,962,449	61,367,337	61,367,337
Amount Restricted To Transfer From Subsidiary To Parent	¥ 607,041	$ 83,326	¥ 524,181	$ 70,511